UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mario D. Cibelli
Phone:    (212) 490-0399

Signature, Place and Date of Signing:


/s/ Mario D. Cibelli             New York, New York           February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $90,979
                                      (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28-                      Cibelli Capital Management LLC

2.        28-                      Marathon Partners LP

                                                     FORM 13F INFORMATION TABLE
                                                                  VALUE      SHRS OR SH/ PUT/   INVSMT   OTHR     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS        CUSIP       (X$1000)    PRN AMT PRN CALL   DSCRTN   MGRS   SOLE SHARED     NONE
1-800 CONTACTS INC             COM                   681977104   14,425    1,232,928 SH         SHARED   1,2         1,232,928
ACME COMMUNICATIONS INC        COM                   004631107      753      212,095 SH         SHARED   1,2           212,095
ADVO INC.                      COM                   007585102    1,041       36,950 SH         SHARED   1,2            36,950
AUTOZONE INC                   COM                   053332102      963       10,500 SH         SHARED   1,2            10,500
BARNES & NOBLE INC             COM                   067774109      909       21,300 SH         SHARED   1,2            21,300
BLACKBOARD INC                 COM                   091935502      907       31,300 SH         SHARED   1,2            31,300
CABELAS INC                    COM                   126804301      166       10,000 SH         SHARED   1,2            10,000
CARMAX INC                     COM                   143130102    1,246       45,000 SH         SHARED   1,2            45,000
COMMERCE BANCORP INC - N.J.    COM                   200519106    1,548       45,000 SH         SHARED   1,2            45,000
COPART INC                     COM                   217204106      922       40,000 SH         SHARED   1,2            40,000
CRAFTMADE INT INC              COM                   22413E104    3,602      180,023 SH         SHARED   1,2           180,023
CSK AUTO CORP                  COM                   125965103      158       10,500 SH         SHARED   1,2            10,500
DOVER MOTORSPORTS INC          COM                   260174107      596       97,588 SH         SHARED   1,2            97,588
DRUGSTORE.COM INC              COM                   262241102      215       75,300 SH         SHARED   1,2            75,300
DXP ENTERPRISES INC-NEW        COM NEW               233377407      344       20,000 SH         SHARED   1,2            20,000
EXPEDIA INC DEL                COM                   30212P105      750       31,293 SH         SHARED   1,2            31,293
FOOT LOCKER INC                COM                   344849104      847       35,900 SH         SHARED   1,2            35,900
FORRESTER RES INC              COM                   346563109    1,939      103,414 SH         SHARED   1,2           103,414
GAMCO INVESTORS INC            COM                   361438104    6,678      153,410 SH         SHARED   1,2           153,410
GRAY TELEVISION INC            COM                   389375106      417       42,500 SH         SHARED   1,2            42,500
HEARST-ARGYLE TELEVISION INC   COM                   422317107    1,306       54,740 SH         SHARED   1,2            54,740
IAC/INTERACTIVECORP            COM NEW               44919P300      289       10,193 SH         SHARED   1,2            10,193
LIBERTY CORP SC                COM                   530370105    1,489       31,800 SH         SHARED   1,2            31,800
LIN TV CORP                    CLA                   532774106    1,071       96,100 SH         SHARED   1,2            96,100
M & F WORLDWIDE CORP           COM                   552541104    3,049      186,801 SH         SHARED   1,2           186,801
MITY ENTERPRISES INC           COM                   606850105    4,765      267,374 SH         SHARED   1,2           267,374
NATIONAL DENTEX CORP           COM                   63563H109      980       43,500 SH         SHARED   1,2            43,500
NETFLIX COM INC                COM                   64110L106   10,459      386,508 SH         SHARED   1,2           386,508
NUVEEN INVESTMENTS INC         CLA                   67090F106    1,624       38,100 SH         SHARED   1,2            38,100
PETSMART INC                   COM                   716768106    3,592      140,000 SH         SHARED   1,2           140,000
SHARPER IMAGE CORP             COM                   820013100      292       30,000 SH         SHARED   1,2            30,000
SINCLAIR BROADCAST GROUP INC   CLA                   829226109      989      107,450 SH         SHARED   1,2           107,450
SM&A                           COM                   78465D105    3,252      395,193 SH         SHARED   1,2           395,193
SPORTSMANS GUIDE INC NEW       COM NEW               848907200    3,108      130,300 SH         SHARED   1,2           130,300
SPDR TR                        UNIT SERI             78462F103    7,008       56,285 SH         SHARED   1,2            56,285
TEMPUR PEDIC INTL INC          COM                   88023U101      633       55,000 SH         SHARED   1,2            55,000
TRIBUNE CO NEW                 COM                   896047107      605       20,000 SH         SHARED   1,2            20,000
VALASSIS COMMUNICATIONS INC    COM                   918866104      727       25,000 SH         SHARED   1,2            25,000
WORLD WRESTLING ENT INC        CLA                   98156Q108    2,617      178,259 SH         SHARED   1,2           178,259
EXPEDIA INC DEL                COM W EXP 02/04/200   30212P121      301       24,323 SH         SHARED   1,2            24,323
EXPEDIA INC DEL                COM W EXP 02/04/200   30212P113       49       10,813 SH         SHARED   1,2            10,813
YANKEE CANDLE INC              COM                   984757104    4,349      169,900 SH         SHARED   1,2           169,900
                                                                 90,979

03366 0002 642967